Summary of significant accounting policies - Share-Based Payment (Details)			12 Months Ended
	Apr. 30, 2019	May 02, 2018	Dec. 31, 2020
Share based payment plans [line items]
Award vesting period	4 years	4 years
Stock option plans
Share based payment plans [line items]
Option vesting period			4 years
Restricted share plans
Share based payment plans [line items]
Award vesting period			3 years